Balance Sheets (USD $)	Nov. 30, 2011	May 31, 2011
Current Assets
Cash in Bank	$ 10,168	$ 193
Accounts receivable, net of allowance for doubtful accounts of $6,600 at November 30, 2011	99,360	0
Inventory	11,089	0
Other Current Assets	4,238	0
Total Current Assets	124,855	193
Plant, property, and equipment, net of accumulated depreciation of $5,252 at November 30, 2011	141,802	0
Other Assets
Identifiable Intangible Assets, net of accumulated amortization of $79,775 at November 30, 2011	3,111,225	0
Due from stockholder		0
Goodwill	971,971	0
Trademarks	5,000	5,000
Other long term assets	355	0
Total Other Assets	4,088,551	5,000
Total Assets	4,355,208	5,193
Current Liabilities
Accrued payroll and related	212,214	123,158
Accounts Payable (including related party balance of $152,674 and $90,174 at November 30, 2011 and May 31, 2011, respectively)	290,783	134,682
Line of credit	49,660	0
Notes payable	3,740,703	0
Deferred revenue	20,000	0
Other current liabilities (including related party balance of $17,400)	64,385	0
Total Current Liabilities	4,377,745	257,840
Long Term Liabilities
Notes Payable	369,742	0
Deferred Revenue	114,000	0
Other long term liabilities	25,919	0
Total Long Term Liabilities	509,661	0
Total Liabilities	4,887,406	257,840
Shareholders' Equity (Deficit)
Common Stock, $0.01 par value; 500,000,000 shares authorized; 20,404,000 and 16,855,600 shares issued and outstanding at November 30, 2011 and May 31, 2011, respectively	204,040	168,556
Additional Paid-in Capital	1,458,103	615,687
Prepaid stock services	(141,875)	(100,000)
Accumulated deficit	(2,052,466)	(936,890)
Total Shareholders' Equity (Deficit)	(532,198)	(252,647)
Total Liabilities and Shareholders' Equity	$ 4,355,208	$ 5,193